UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21353

                           SEI OPPORTUNITY FUND, L.P.
               (Exact name of registrant as specified in charter)
                                    --------


                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Timothy D. Barto
                   c/o SEI Investments Management Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-1114

                     DATE OF FISCAL YEAR END: MARCH 31, 2006

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.



    SEI OPPORTUNITY FUND, L.P.

    Financial Statements and Additional Information (Unaudited)

    For the six month period ended September 30, 2005

                           SEI Opportunity Fund, L.P.

                              Financial Statements


                For the six month period ended September 30, 2005





                                    CONTENTS

Financial Statements (Unaudited)
Statement of Assets, Liabilities and Members' Capital..........................1
Statement of Operations........................................................2
Statement of Changes in Members' Capital.......................................3
Statement of Cash Flows........................................................4
Notes to Financial Statements..................................................5



Additional Information

Approval of the Agreements with the Adviser and Sub-Adviser...................13

Financial Statements of SEI Opportunity Master Fund L.P.













The Fund files the complete schedule of portfolio holdings of the SEI Opportunity Master Fund, L.P. with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

                           SEI Opportunity Fund, L.P.

       Statement of Assets, Liabilities, and Members' Capital (Unaudited)

                               September 30, 2005


ASSETS
Investment in the SEI Opportunity Master Fund, L.P., at fair value
    (cost $13,705,575)                                                  $14,214,700

Cash and cash equivalents                                                     9,254
Prepaid investment in SEI Opportunity Master Fund, L.P.                     570,000
Due from Adviser                                                             13,258
Other assets                                                                 25,368
                                                                        -----------
Total assets                                                             14,832,580
                                                                        -----------

LIABILITIES
Capital contributions received in advance                                   570,000
Investor servicing fees payable                                              11,673

Administration fees payable                                                   6,337

Accrued expenses and other liabilities                                        5,647
                                                                        -----------
Total liabilities                                                           593,657
                                                                        -----------
Net assets                                                              $14,238,923
                                                                        ===========

MEMBERS' CAPITAL
Net capital contributions                                               $13,729,798
Accumulated net unrealized appreciation on investments                      509,125
                                                                        -----------
Total members' capital                                                  $14,238,923
                                                                        ===========






SEE ACCOMPANYING NOTES AND ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

                       Statement of Operations (Unaudited)

                   For the six months ended September 30, 2005



NET INVESTMENT INCOME (LOSS) ALLOCATED FROM SEI OPPORTUNITY MASTER
  FUND, L.P.:
   Interest                                                            $   7,057
   Expenses                                                              (67,698)
                                                                       ----------
Net investment loss allocated from SEI Opportunity Master Fund, L.P.     (60,641)
                                                                       ----------


FUND EXPENSES:
   Professional fees                                                      35,613
   Investor Servicing fees                                                20,498
   Administration fee                                                     13,449
   Other fees                                                             17,344
                                                                       ----------
TOTAL FUND EXPENSES                                                       86,904
Expense waiver                                                           (37,661)
                                                                       ----------
Net expenses                                                              49,243
                                                                       ----------
Net investment loss                                                     (109,884)
                                                                       ----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS ALLOCATED FROM
  SEI OPPORTUNITY MASTER FUND, L.P.:
Realized loss on investments                                             (26,973)
Change in unrealized gain on investments                                 494,804
                                                                       ----------
Net realized and unrealized gains on investments allocated from
  SEI Opportunity Master 467,831 Fund, L.P.                              467,831
                                                                       ----------

Net increase in members' capital derived from investment activities    $ 357,947
                                                                       ==========





SEE ACCOMPANYING NOTES AND ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

                    Statement of Changes in Members' Capital

For the six month period ended September 30, 2005 (Unaudited) and the year ended March 31, 2005

                                                                                             LIMITED
                                                                                GENERAL     INTEREST
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)                         PARTNER      MEMBERS         TOTAL
                                                                                -------    -----------    -----------
FROM INVESTMENT ACTIVITIES

Net investment loss                                                             $   --     $  (109,884)   $  (109,884)
Realized loss on investments                                                        --         (26,973)       (26,973)
Change in unrealized gain on investments                                            --         494,804        494,804
                                                                                ------     -----------    -----------
Net increase in members' capital derived from investment activities                 --         357,947        357,947

MEMBERS' CAPITAL TRANSACTIONS
Capital contributions                                                               --       5,076,000      5,076,000
                                                                                ------     -----------    -----------


Net increase in members' capital                                                    --       5,433,947      5,433,947
Members' capital March 31, 2005                                                  1,705       8,803,271      8,804,976
                                                                                ------     -----------    -----------
Members' capital September 30, 2005                                             $1,705     $14,237,218    $14,238,923
                                                                                ======     ===========    ===========


                                                                                             LIMITED
                                                                                GENERAL     INTEREST
FOR THE YEAR ENDED MARCH 31, 2005                                               PARTNER      MEMBERS         TOTAL
                                                                                -------    -----------    -----------
FROM INVESTMENT ACTIVITIES
Net investment income                                                           $  638     $    17,483    $    18,121
Realized gain on investments                                                         5          20,253         20,258
Change in unrealized gain on investments                                            62         109,360        109,422
                                                                                ------     -----------    -----------
Net increase in members' capital derived from investment activities                705         147,096        147,801


MEMBERS' CAPITAL TRANSACTIONS
Capital contributions                                                               --       8,622,616      8,622,616
Capital withdrawals                                                                 --         (65,441)       (65,441)
                                                                                ------     -----------    -----------
Net increase in members' capital derived from capital transactions                  --       8,557,175      8,557,175


Net increase in members' capital                                                   705       8,704,271      8,704,976
Members' capital March 31, 2004                                                  1,000          99,000        100,000
                                                                                ------     -----------    -----------
Members' capital March 31, 2005                                                 $1,705     $ 8,803,271    $ 8,804,976
                                                                                ======     ===========    ===========

SEE ACCOMPANYING NOTES AND ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

                       Statement of Cash Flows (Unaudited)

                For the six month period ended September 30, 2005


CASH FLOWS USED IN OPERATING ACTIVITIES
Net increase in members' capital derived from investment activities                    $   357,947
Adjustments to reconcile net increase in members' capital derived from investment activities to net cash used in operating activities:
   Investment into SEI Opportunity Master Fund, L.P.                                    (5,535,834)
   Decrease in due from SEI Opportunity Master Fund, L.P.                                  315,000
   Decrease in due from Adviser                                                             16,698
   Increase in other assets                                                                (21,709)
   Increase in investor servicing fee payable                                                2,834
   Increase in administration fee payable                                                    1,217
   Decrease in accrued expenses and other liabilities                                      (13,000)
                                                                                       -----------
Net cash used in operating activities                                                   (4,876,847)
                                                                                       -----------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                                    4,713,000
                                                                                       -----------

Net decrease in cash and cash equivalents                                                 (163,847)

CASH AND CASH EQUIVALENTS
Beginning of period                                                                        173,101
                                                                                       -----------
End of period                                                                          $     9,254
                                                                                       ===========





SEE ACCOMPANYING NOTES AND ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

                    Notes to Financial Statements (Unaudited)

                               September 30, 2005

1.   ORGANIZATION

SEI Opportunity Fund, L.P. (the "Fund"), is a Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company.

The Fund is a feeder fund in a master/feeder structure, and has invested substantially all of its assets in SEI Opportunity Master Fund, LP (the "Master Fund"), a Delaware limited partnership registered under the 1940 Act as a closed-end management investment company. The master/feeder structure is designed to permit the pooling of the Fund's assets with other investors with similar investment objectives, in an effort to achieve economies of scale and efficiencies in portfolio management, while preserving the Fund's separate identity. The Fund has 4.1% ownership interest in the Master Fund at September 30, 2005.

The Master Fund has the same investment objective as the Fund, which is to seek to achieve an attractive risk-adjusted return with moderate volatility and moderate directional market exposure over a full market cycle. The audited financial statements of the Master Fund, which are an integral part of these financial statements, are attached.

The General Partner of the Fund is SEI Funds, Inc. ("General Partner"), a Delaware corporation. SEI Investments Management Corporation (the "Adviser"), a Delaware corporation and registered investment adviser, serves as the investment adviser to the Fund and the Master Fund.

Generally, except as provided under applicable law or under the Agreement, a Limited Partner shall not be liable for the Fund's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Limited Partner's share of undistributed profits and assets. Subject to applicable law, a Limited Partner may be obligated to return to the Fund certain amounts distributed to the Limited Partner.

2.   SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared are in conformity with U.S. generally accepted accounting principles. The following is a summary of significant accounting policies followed by the Fund:



SEE ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                                   SEI Opportunity Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2005

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

INVESTMENT IN MASTER FUND

The Fund's investment in the Master Fund is valued at fair value, which is represented by the Fund's proportionate interest in the net assets of the Master Fund. The Fund records any change in value in the statement of income by recording its proportionate share of the Master Fund's income, expense, and realized and unrealized gains/losses.

Valuation of investments held by the Master Fund is discussed in the notes to the Master Fund's financial statements.

INVESTMENT INCOME AND EXPENSES

Investment transactions are recorded on a trade date basis. The Fund records its proportionate share of the Master Fund's income, expenses and realized and unrealized gains and losses on a monthly basis. In addition, the Fund accrues its own expenses.

TAXATION

The Fund and Master Fund each intend to be treated as a partnership for Federal, state, and local income tax purposes. Each member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal, state, or local income taxes is reflected in the accompanying financial statements.




SEE ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2005

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of the Fund's assets and liabilities, which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, "Disclosures About Fair Value of Financial Instruments", approximates the carrying amounts presented on the Statement of Assets, Liabilities and Members' Capital. Management of the Fund deems these estimates reasonable.

DISTRIBUTION POLICY

The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board of Directors (the "Board").

CASH AND CASH EQUIVALENTS

The Fund treats all highly liquid financial instruments that mature within three months of acquisition as cash equivalents. Cash equivalents are valued at cost plus accrued interest, which approximates fair value. At September 30, 2005, there were $9,254 in cash and cash equivalents.

CAPITAL ACCOUNTS

Net profits or net losses of the Fund for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund during a fiscal period, before giving effect to any repurchases of interest in the Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Fund, other than in accordance with the members' respective investment percentages.

3.   ADVISORY AND SERVICE FEES

In light of the Adviser's arrangements with the Master Fund and the fact that the Fund seeks to achieve its investment objective by investing substantially all of its assets in the Master Fund, the Fund is not charged an advisory fee by the Adviser, although the Fund indirectly bears a proportionate share of the advisory fee paid by the Master Fund to the

SEE ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2005

3.   ADVISORY AND SERVICE FEES (CONTINUED)

Adviser as a result of the Fund's investment in the Master Fund. The Master Fund pays the Adviser a fixed advisory fee (the "Advisory Fee"), payable quarterly in arrears on the last business day of each quarter, equal to 1.00% (on an annualized basis) of the Master Fund's net asset value at the end of such quarter before giving effect to any repurchases of Master Fund interests. The Advisory Fee reduces the net asset value of the Master Fund (and, indirectly, of the Fund) as of the end of the period in which it is payable and after the calculation of the Advisory Fee.

The Adviser charges a pro rata portion of the Advisory Fee in respect of contributions to the Master Fund or repurchases by the Master Fund that take place during a given calendar quarter. For the six month period ended September 30, 2005 total Advisory Fees allocated to the Fund by the Master Fund amounted to $57,999.

For a period of three years from the Fund's initial closing, the Adviser has voluntarily agreed that certain expenses of the Fund, including investor servicing fees, custody fees and administrative fees, together with expenses of the Master Fund that are borne by the Fund as a result of the Fund's investment in the Master Fund, including the advisory fee, custody fees, and administrative fees, shall not in aggregate exceed 2.00% per annum of the Fund's net asset value, and the Adviser will waive fees to the extent necessary so that such 2.00% limit is not exceeded. The following expenses of the Fund and Master Fund are specifically excluded from the expense limit: extraordinary, non-recurring and certain other unusual expenses (including taxes). During the six month period ended September 30, 2005, the Adviser waived fees of $37,661.

The Adviser has hired Pacific Alternative Asset Management Company, LLC, a California limited liability company, to serve as sub-adviser to the Fund and the Master Fund (the "Sub-Adviser"). The Sub-Adviser is responsible for the day-to-day investment management of the Fund and the Master Fund with respect to investment in Investment Funds, under the supervision of the Adviser and the board of directors (the "Board"). The Sub-Adviser is compensated directly by the Adviser, and not by the Fund or the Master Fund, for the services it provides as Sub-Adviser to the Fund and the Master Fund.

At the June 22, 2005 Board of Directors meeting, the Board authorized the Adviser to directly manage a portion of the Fund's assets. This will have no impact on the investment management fee being charged.



SEE ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                                   SEI Opportunity Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2005

3.   ADVISORY AND SERVICE FEES (CONTINUED)

SEI Investments Global Funds Services serves as the Fund's and Master Fund's administrator (the "Administrator"). Under an agreement with the Administrator, the Fund pays the Administrator a fee equal to 0.29% (on an annualized basis) of the Fund's net asset value, as applicable, which is accrued and paid monthly, and reimburses the Administrator for certain out-of-pocket expenses. The Administrator performs administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by Federal, state and other applicable laws and regulations, and provides the Fund with administrative office facilities. The Fund incurred $13,449 in administration fees during the six month period ended September 30, 2005.

The  Administrator   also  serves  as  the  Fund's  investor   servicing  agent,
facilitating the provision by financial advisors and other financial intermediaries of ongoing investor services and account maintenance services to Investors that are customers of such Investor Service Providers. Under the terms of a shareholder servicing agreement between the Fund and the Administrator, these services include, but are not limited to: (a) handling inquiries from Investors regarding the Fund; (b) assisting in the maintenance of members' accounts with the Fund; (c) assisting in the maintenance of Fund records; and
(d) providing such other information and member liaison services as the Administrator may reasonably request. The Fund will pay the Administrator a monthly fee computed at an annualized rate of up to 0.55% of the Fund's net asset value. The Fund incurred $20,498 in investor servicing fees for the six month period ended September 30, 2005.

SEI Private Trust Company acts as custodian (the "Custodian") for the Fund's assets and the Master Fund's assets pursuant to a Custodian Services Agreement between the Fund and the Custodian and a separate Custodian Services Agreement between the Master Fund and the Custodian. The Fund will pay the Custodian a monthly fee computed at an annualized rate of 0.01% of the Fund's net asset value. The Fund incurred $586 in custodian fees during the six month period ended September 30, 2005.

SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a Distribution Agreement with the Fund. The Distributor has not been compensated by the Fund for its services rendered under the Distribution Agreement.

In addition to the expenses described above, the Fund is allocated their pro rata share of the Master Fund expenses.

SEE ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.
              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2005

4.   CAPITAL STRUCTURE

Interests in the Fund are offered and may be purchased on the first Business Day of any fiscal period, or at such other times as the Board may determine. The Board or its designee will have the sole right to accept orders to purchase interests and reserves the right to reject any order in whole or in part.

The minimum initial investment in the Fund by an investor is $25,000. Subsequent investments must be at least $5,000. These minimums may be waived by the Board from time to time for certain investors, including officers and employees of the Adviser, the Sub-Adviser and their affiliates.

Capital accounts are established for each limited member. As of the last day of each fiscal period, the Fund allocates net profits or losses for that fiscal period to the capital accounts of all members (including the General Partner), in proportion to their respective opening capital account balances for such fiscal period (after taking into account any capital contributions deemed to be made as of the first day of such fiscal period).

The Fund from time to time may offer to repurchase outstanding interests pursuant to written tenders by members. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion. The Adviser expects that it will recommend to the Board that the Fund offer to repurchase interests four times each year, as of the last Business Day of March, June, September and December.

Capital contributions received in advance are comprised of cash received prior to September 30, 2005, for which member interests of the Fund were issued on October 1, 2005. Capital contributions received in advance do not participate in the earnings of the Fund until the related member interests are issued.

5.   RISKS AND UNCERTAINTIES

The Master Fund invests in investment funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risk. Such funds may not be registered as investment companies under the Investment Company Act of 1940. Holdings in such funds may be illiquid, and there may be limited ability to withdraw from such funds. Investment fund operations may not be transparent, holdings may be undiversified, and there may be multiple levels of fees and expenses levied.

SEE ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2005

6.   FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                    For the Six Month
                                                                       Period ended             For the
                                                                     September 30, 2005        Year ended
                                                                        (Unaudited)          March 31, 2005
                                                                  ------------------------------------------
TOTAL RETURN (1)
Total return                                                               2.66%                 5.06%
                                                                  ==========================================
   Net assets, end of period (000's)                                    $14,239                $8,805
                                                                  ==========================================
RATIOS TO AVERAGE NET ASSETS
Net investment income ratio:
   Net investment loss, before waivers                                    (2.53)% (7)           (5.10)% (3)
                                                                  ==========================================
   Net investment loss, net of waivers                                    (1.88)% (7)           (1.90)% (3)
                                                                  ==========================================
Expense ratio:
   Operating expenses, before waivers (2)                                  2.65% (7)             5.18% (3)
                                                                  ==========================================
   Operating expenses, net of waivers (2)                                  2.00% (7)             1.98% (3)
                                                                  ==========================================
Portfolio turnover rate (4)                                                9.77% (5)             8.08% (6)
                                                                  ==========================================

(1) Total return is for the period indicated and has not been annualized. Total return is calculated for all the limited interest members taken as a whole. An individual limited interest member's return may vary from these returns based on the timing of capital transaction.

(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio (expense and incentive fee ratio) is calculated for the limited interest members taken as a whole. The computation of such ratios based on the amount of expenses assessed to an individual limited interest member's capital may vary from these ratios based on the timing of capital transactions.

 (3) The Fund did not receive any contributions, except for initial seed capital, or trade actively until June 1, 2004; therefore these ratios are calculated for the period from June 1, 2004 through March 31, 2005 and annualized.

 (4) Not annualized.

SEE ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2005

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

(5) The amount shown reflects the Master Fund's portfolio turnover for the six month period ended September 30, 2005.

(6) The amount shown reflects the Master Fund's portfolio turnover for the year ended March 31, 2005.

(7)  Not annualized.

7.   INDEMNIFICATION RISK

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, management believes the risk of loss from such claims is considered remote.

8.   TENDER OFFER

On March 28, 2005, the Fund offered to purchase for cash an amount of Interests or portions of Interest up to $1,000,000 of the net assets of the Fund at a price equal to the net asset value as of June 30, 2005. The tender offer period expired on April 28, 2005. No tenders were received. On June 30, 2005, the Fund offered to purchase for cash an amount of Interests or portions of Interests up to $1,000,000 of the net assets of the Fund at a price equal to the net asset value as of September 30, 2005. The tender offer period expired on July 28, 2005. No tenders were received.

9.   SUBSEQUENT EVENT

Between October 1, 2005 and November 1, 1005, the Fund received capital contributions from members in the amount of $183,000.





SEE ATTACHED FINANCIAL STATEMENTS OF SEI OPPORTUNITY MASTER FUND, L.P.

                           SEI Opportunity Fund, L.P.

     Approval of the Agreements with the Adviser and Sub-Adviser (Unaudited)

                               September 30, 2005

The SEI Opportunity Fund, L.P. and SEI Opportunity Master Fund, L.P. (collectively, the "Funds") and SEI Investments Management Corporation ("SIMC" or the "Adviser") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC is responsible for the day-to-day investment management of a portion of the Fund's and the Master Fund's assets with respect to investments in private funds ("Hedge Funds"). In addition, SIMC oversees the investment sub-advisory services provided to the Fund and the Master Fund by the Pacific Alternative Asset Management Company, LLC (the "Sub-Adviser"). Pursuant to a separate sub-advisory agreement (the "Sub-Advisory Agreement" and, together with the Advisory
Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Funds' Board of Directors (the "Board"), the Sub-Adviser is responsible for the day-to-day investment management of a portion of the Fund's and the Master Fund's assets with respect to Hedge Fund investments. The Sub-Adviser is also responsible for managing its employees who provide services to the Funds.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, a Fund's Investment Advisory Agreement must be specifically approved by: (i) the vote of the Board or by a vote of the shareholders of the Fund; and (ii) the vote of a majority of the directors who are not parties to the Investment Advisory Agreements or "interested persons" (as defined under the 1940 Act) of any party to the Investment Advisory Agreements (the "Independent Directors"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Board must request and evaluate, and SIMC and the Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a fund's fees, fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with the responsibilities referenced above, the Board called and held a meeting on September 19, 2005 to consider whether to renew the Investment Advisory Agreements. In preparation for the meeting, the Board provided SIMC and the Sub-Adviser with a written request for information and received and reviewed extensive written materials in response to that request, including information as to the performance of the Funds versus benchmarks, the levels of fees for various categories of services provided by SIMC and its affiliates and the Sub-Adviser and the overall expense ratio of the Funds, comparisons of such fees and expenses with such fees and expenses incurred by other funds, the costs to SIMC and its affiliates and the Sub-Adviser of providing such

                           SEI Opportunity Fund, L.P.

           Approval of the Agreements with the Adviser and Sub-Adviser
                            (continued) (Unaudited)

                               September 30, 2005

services, including a profitability analysis, SIMC's and the Sub-Adviser's compliance program, and various other matters. The information provided in connection with the Board meeting was in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds' operations and the Funds' performance. In addition, the Independent Directors participated in question and answer sessions with representatives of SIMC.

As noted above, the Board requested and received written materials from SIMC and the Sub-Adviser. Specifically, this requested information and written response included: (a) the quality of SIMC's and Sub-Adviser's investment management and other services; (b) SIMC's and Sub-Adviser's investment management personnel;
(c) SIMC's and Sub-Adviser's operations and financial condition; (d) SIMC's and Sub-Adviser's investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Adviser charge the Funds compared with the advisory fees charged to comparable funds; (f) each Fund's overall fees and operating expenses compared with similar funds; (g) the level of SIMC's and the Sub-Adviser's profitability from its Fund-related operations; (h) SIMC's and Sub-Adviser's compliance systems; (i) SIMC's and Sub-Adviser's policies on and compliance procedures for personal securities transactions; (j) SIMC's and Sub-Adviser's reputation, expertise and resources in domestic and/or international financial markets; and (k) the Master Fund's performance compared with benchmark indices.

At the conclusion of the Board's deliberations, the Board and the Independent Directors unanimously approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Adviser to act in their respective capacities for the Funds. The approval was based on the Independent Directors and the Board's consideration and evaluation of a variety of specific factors discussed at the Board meetings, including:

   o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and its affiliates and the Sub-Adviser dedicated to the Funds;

   o the Master Fund's investment performance and how it compared to that of appropriate benchmarks;

   o each Fund's expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable funds;

                           SEI Opportunity Fund, L.P.

           Approval of the Agreements with the Adviser and Sub-Adviser
                            (continued) (Unaudited)

                               September 30, 2005

   o the profitability of SIMC and its affiliates and the Sub-Adviser with respect to each Fund, including both direct and indirect benefits accruing to SIMC and its affiliates and the Sub-Adviser; and

   o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Adviser to the Funds and the resources of SIMC and its affiliates and the Sub-Adviser dedicated to the Funds. In this regard, the Independent Directors evaluated, among other things, SIMC's and the Sub-Adviser's personnel, experience, and track record. The Independent Directors also considered SIMC's and the Sub-Adviser's compliance policies and procedures, as well as administrative services (where applicable). Following this evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Adviser to the Funds and the resources of SIMC and its affiliates and the Sub-Adviser dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board considered the Master Fund's performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Directors considered the Master Fund's performance relative to appropriate indices/benchmarks, in light of total return, yield and market trends. In evaluating performance, the Independent Directors considered both market risk and shareholder risk expectations for the Funds. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Master Fund supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to fees payable under the Investment Advisory Agreements, as well as each Fund's overall operating expenses, the Independent Directors considered the rate of compensation under each of the Investment Advisory Agreements and each Fund's net operating expense ratio in comparison to those of other comparable funds. Finally, the Independent Directors considered the effects of SIMC's voluntary agreement to waive its management fees and, if required, bear certain other expenses of the Funds in order to prevent total Fund operating expenses from exceeding a specified level. In addition, the Independent Directors also considered that SIMC and the Sub-Adviser have maintained the Funds' net operating expenses at competitive levels within their respective distribution channels. Following evaluation by the Independent

                           SEI Opportunity Fund, L.P.

           Approval of the Agreements with the Adviser and Sub-Adviser
                            (continued) (Unaudited)

                               September 30, 2005

Directors,   the  Board  concluded   that,   within  the  context  of  its  full
deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

PROFITABILITY. With regard to profitability, the Independent Directors considered all forms and levels of compensation received by SIMC and its affiliates and the Sub-Adviser, as a result of their role as an investment adviser for the Funds, irrespective of whether SIMC or the Sub-Adviser received such compensation directly or indirectly. The Independent Directors also considered whether the various levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and its affiliates and the Sub-Adviser. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Adviser is reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Independent Directors considered the existence of any economies of scale for the Funds and, if so, whether SIMC passed such savings to the Funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Independent Directors deliberation and their evaluation of the information described above, the Board and the Independent Directors each unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under each of the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Independent Directors and the Board considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Board, including the Independent Directors, considered all of the factors above and did not identify any one particular factor or specific piece of information that determined whether to approve or renew the Investment Advisory Agreements.

    SEI OPPORTUNITY MASTER FUND, L.P.

    Financial Statements and Additional Information (Unaudited)

    For the six month period ended September 30, 2005

                        SEI Opportunity Master Fund, L.P.

                              Financial Statements


                For the six month period ended September 30, 2005




                                    CONTENTS

Financial Statements (Unaudited)
Schedule of Investments........................................................1
Statement of Assets, Liabilities and Members' Capital..........................3
Statement of Operations........................................................4
Statement of Changes in Members' Capital.......................................5
Statement of Cash Flows........................................................6
Notes to Financial Statements..................................................7

Additional Information

Approval of the Agreements with the Adviser and Sub-Adviser...................16











The Partnership files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Partnership's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Partnership uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Partnership voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

                        SEI Opportunity Master Fund, L.P.

                       Schedule of Investments (Unaudited)

                               September 30, 2005

                      [GRAPHIC OMITTED] Plot points follow:

          Sector Weightings (Based on percentage of Total Investments)

                         Long/Short Equity - 42.0%
                         Credit hedging - 23.2%
                         Convertible Bond Hedging - 10.8%
                         Equity Market Neutral - 10.7%
                         Fixed Income - 5.7%
                         Distressed Debt - 4.6%
                         Volatility Tading Non-Directional - 3.0%

                                               FIRST
                                            ACQUISITION                                        % OF MEMBERS'
INVESTMENT FUNDS                                DATE             COST            FAIR VALUE       CAPITAL          LIQUIDITY*
---------------------------------------------------------------------------------------------------------------------------------
Convertible Bond Hedging:
   Alta Partners Discount Convertible
    Arbitrage, LP                            10/01/2003   $     8,762,500    $    7,956,976        2.29%            Quarterly
   Canyon Capital Arbitrage Fund, LP         04/01/2005        10,000,000         9,660,872        2.78             Quarterly
   Forest Fulcrum Fund, LP                   10/01/2003         4,409,199         4,481,128        1.29              Monthly
   Lydian Partners II, LP                    10/01/2003        13,910,000        13,806,208        3.98             Quarterly
                                                          -----------------------------------------------------
Total Convertible Bond Hedging                                 37,081,699        35,905,184       10.34

Credit Hedging:
   Canyon Value Realization Fund, LP         10/01/2003        12,040,000        13,432,362        3.87             Quarterly
   Ore Hill Fund, LP                         10/01/2004        11,480,000        12,427,384        3.58             Semi-annual
   Solus, LLC                                01/01/2004        12,540,000        13,614,648        3.92             Quarterly

   Southpaw Credit Opportunity Partners,
    LP                                       08/01/2005        11,250,000        11,503,518        3.32             Quarterly
   SRS Strategic Opportunities, LP           01/01/2004        11,240,000        11,397,674        3.28             Quarterly
                                                                                                                 1 year lock-up,
   Strategic Value Credit Opportunities
    Fund                                     09/01/2005        15,000,000        15,169,016        4.37             Quarterly
                                                          -----------------------------------------------------
Total Credit Hedging                                           73,550,000        77,544,602       22.34

Distressed Debt:
   Post Opportunity Fund, LP                 10/01/2003        13,866,000        15,257,824        4.40             Quarterly
                                                          -----------------------------------------------------
Total Distressed Debt                                          13,866,000       15,257,824        4.40

                 SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                 Schedule of Investments (continued) (Unaudited)

                               September 30, 2005

                                               FIRST
                                            ACQUISITION                                            % OF MEMBERS'
INVESTMENT FUNDS                                DATE              COST              FAIR VALUE         CAPITAL        LIQUIDITY*
---------------------------------------------------------------------------------------------------------------------- -------------
Equity Market Neutral:
   Analytic US Market Neutral, LLC           10/01/2003   $    14,818,277       $    14,888,502          4.29%           Monthly
   LibertyView Fund, LLC                     10/01/2003        10,716,000            10,919,115          3.15            Monthly
   Thales Fund, LP                           10/01/2003         9,016,000             9,764,896          2.81           Quarterly
                                                          ---------------------------------------------------------
Total Equity Market Neutral                                    34,550,277            35,572,513         10.25

Fixed Income:
                                                                                                                    6 month lock-up,
   Nayan Capital Fund Limited                07/01/2005        19,000,000            18,970,061          5.47           Monthly
                                                          ---------------------------------------------------------
Total Fixed Income                                             19,000,000            18,970,061          5.47
                                                          ---------------------------------------------------------

Long/Short Equity:
   Alydar Fund, LP                           02/01/2004        16,640,000            18,107,532          5.22          Quarterly
   Blackmore Partners, LP                    10/01/2003         4,703,000             4,650,399          1.34         Semi-annual
   Boathouse Row II, LP                      01/01/2005        12,250,000            13,853,560          3.99          Quarterly
   Cantillon Europe, LP                      11/01/2003           850,000             1,215,821          0.35          Quarterly
   Clovis Capital Partners, LP               10/01/2003         1,273,000             1,547,823          0.45          Quarterly
   Hayground Cove Turbo Fund, LP             04/01/2005        14,450,000            13,641,825          3.93           Monthly
   Heirloom Partners, LP                     10/01/2003        13,163,000            13,464,761          3.88          Quarterly
   Highline Capital Partners, LP             01/01/2004         5,747,123             6,487,600          1.87          Quarterly
   Iron Horse Institutional Partners, LP     10/01/2003           350,000               401,209          0.11          Quarterly
   Southport Millenium Fund, LP              10/01/2003         6,173,000             6,632,176          1.91          Quarterly
   SuNova Partners, LP                       10/01/2003        13,842,000            14,612,812          4.21          Quarterly
   The Steeple Capital Fund, LP              01/01/2005        14,250,000            15,475,689          4.46          Quarterly
   Third Coast Capital QP Fund, LP           05/01/2005        10,000,000            11,060,368          3.19
   Third Point Partners, LP                  10/01/2003        15,073,000            18,989,875          5.47          Quarterly
                                                          ---------------------------------------------------------
Total Long/Short Equity                                       128,764,123           140,141,450         40.38

Volatility Trading-Non-Directional:
   Vicis Capital                             09/01/2005        10,000,000            10,114,575          2.91          Quarterly
                                                          ---------------------------------------------------------
Total Volatility Trading-Non-Directional                       10,000,000            10,114,575          2.91
                                                          ---------------------------------------------------------
Total Investments                                         $   316,812,099 (a)   $   333,506,209         96.09%
                                                          =========================================================

         * Available frequency of redemptions after initial lock-up period.

         (a) The aggregate cost of investments for tax purposes was $316,812,099. Net unrealized appreciation on investments for tax purposes was $16,694,110 consisting of $18,833,270 of gross unrealized appreciation and $2,139,160 of gross unrealized depreciation.

         The investments in Investment Funds shown above, representing 96.09% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

         SEE ACCOMPANYING NOTES.
                                                                               2

                        SEI Opportunity Master Fund, L.P.

       Statement of Assets, Liabilities, and Members' Capital (Unaudited)

                               September 30, 2005

ASSETS
Investments in investment funds, at fair value (cost $316,812,099)              $333,506,209
Cash and cash equivalents                                                          3,389,622
Investments paid for in advance                                                   19,000,000
Receivable for investment funds sold                                               2,367,371
Due from SEI Offshore Opportunity Fund, Ltd. (See Note 2)                             67,011
Other assets                                                                          50,914
                                                                                ------------
Total assets                                                                     358,381,127
                                                                                ------------
LIABILITIES
Subscriptions received in advance from SEI Offshore Opportunity Fund, Ltd.         9,758,991
Subscriptions received in advance from SEI Opportunity Fund, L.P.                    570,000
Due to Adviser                                                                       806,370
Taxes payable (See Note 2)                                                            67,011
Administration fees payable                                                           46,881
Other accrued expenses                                                                41,798
                                                                                ------------
Total liabilities                                                                 11,291,051
                                                                                ------------
Net assets                                                                      $347,090,076
                                                                                ============
MEMBERS' CAPITAL
Net capital contributions                                                       $330,395,966
Accumulated net unrealized appreciation on investments                            16,694,110
                                                                                ------------
Total members' capital                                                          $347,090,076
                                                                                ============

SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                       Statement of Operations (Unaudited)

                For the six month period ended September 30, 2005


INVESTMENT INCOME
Interest                                                                        $   180,525
                                                                                -----------

EXPENSES
Advisory fees                                                                     1,474,587
Administration fees                                                                 132,830
Professional fees                                                                    69,708
Custodian fees                                                                       14,759
Directors' fees                                                                      11,875
Other expenses                                                                       17,000
                                                                                -----------
Total expenses                                                                    1,720,759
                                                                                -----------
Net investment loss                                                              (1,540,234)
                                                                                -----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized loss on investments                                                   (722,908)
Net change in unrealized gain on investments                                     12,429,934
                                                                                -----------
Net realized and unrealized gains on investments                                 11,707,026
                                                                                -----------
Net increase in members' capital resulting from operations                      $10,166,792
                                                                                ===========


SEE ACCOMPANYING NOTES.
                                                                               4

                        SEI Opportunity Master Fund, L.P.

                    Statement of Changes in Members' Capital

                For the six month period ended September 30, 2005
                 (Unaudited) and the year ended March 31, 2005

                                                                                   LIMITED
                                                                                   INTEREST
FOR THE SIX MONTH PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED)                      MEMBERS
                                                                                -------------
FROM INVESTMENT ACTIVITIES
Net investment loss                                                             $ (1,540,234)
Realized loss on investments                                                        (722,908)
Change in unrealized gain on investments                                          12,429,934
                                                                                ------------
Net increase in members' capital derived from investment activities               10,166,792

MEMBERS' CAPITAL TRANSACTIONS
Capital contributions                                                            169,898,914
Capital withdrawals                                                                 (617,200)
                                                                                ------------
Net increase in members' capital derived from capital transactions               169,281,714

Net increase in members' capital                                                 179,448,506
Members' capital, March 31, 2005                                                 167,641,570
                                                                                ------------
Members' capital, September 30, 2005                                            $347,090,076
                                                                                ============

                                                                                ------------
                                                                                   LIMITED
                                                                                   INTEREST
FOR THE YEAR ENDED MARCH 31, 2005                                                  MEMBERS
                                                                                ------------
FROM INVESTMENT ACTIVITIES
Net investment loss                                                             $   (852,044)
Realized gain on investments                                                         649,289
Change in unrealized gain on investments                                           3,340,981
                                                                                ------------
Net increase in members' capital derived from investment activities                3,138,226

MEMBERS' CAPITAL TRANSACTIONS
Capital contributions                                                            155,013,148
Capital withdrawals                                                              (17,724,194)
                                                                                ------------
Net increase in members' capital derived from capital transactions               137,288,954

Net increase in members' capital                                                 140,427,180
Members' capital, March 31, 2004                                                  27,214,390
                                                                                ------------
Members' capital, March 31, 2005                                                $167,641,570
                                                                                ============


SEE ACCOMPANYING NOTES.
                                                                               5

                        SEI Opportunity Master Fund, L.P.

                       Statement of Cash Flows (Unaudited)

                For the six month period ended September 30, 2005


CASH FLOWS USED IN OPERATING ACTIVITIES
Net increase in members' capital from operations                               $  10,166,792
Adjustments to reconcile net increase in members' capital from operations to net cash used in operating activities:
    Purchases of investments                                                    (186,652,000)
    Proceeds from sales of investments                                            25,857,270
    Net change in unrealized gain on investments                                 (12,429,934)
    Net realized loss on investments                                                 722,908
    Decrease in investments paid for in advance                                   65,250,000
    Increase in receivable for investments sold                                   (1,255,138)
    Decrease in due from SEI Opportunity Fund, L.P.                                   15,000
    Increase in due from SEI Offshore Opportunity Fund, Ltd.                         (42,011)
    Increase in other assets                                                         (14,978)
    Increase in subscriptions received in advance from SEI Offshore
     Opportunity Fund, Ltd.                                                        9,758,991
    Increase in subscriptions received in advance from SEI
     Opportunity Fund, L.P.
                                                                                     570,000
    Increase in taxes payable                                                         67,011
    Increase in due to Adviser                                                       429,389
    Increase in administration fees payable                                           12,857
    Decrease in other accrued expenses                                                32,493
                                                                               -------------
Net cash used in operating activities                                            (87,511,350)

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                             82,149,847
Capital withdrawals                                                                 (617,200)
                                                                               -------------
Net cash provided by financing activities                                         81,532,647

Net decrease in cash and cash equivalents                                         (5,978,703)

CASH AND CASH EQUIVALENTS
Beginning of period                                                                9,368,325
                                                                               -------------
End of period                                                                  $   3,389,622
                                                                               =============

SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                    Notes to Financial Statements (Unaudited)

                               September 30, 2005

1.   ORGANIZATION

SEI Opportunity Master Fund, L.P. (the "Partnership"), is registered under the 1940 Act as a closed-end, non-diversified management investment company. The Partnership was established as a limited liability company under the laws of the State of Delaware on May 13, 2003 and converted to a limited partnership under the laws of the State of Delaware on June 30, 2003. The Partnership is a master fund in a master/feeder structure into which its two shareholders, SEI Opportunity Fund, L.P. (the "Domestic Feeder") and SEI Offshore Opportunity Fund, Ltd. (the "Offshore Feeder") (collectively, the "Feeders"), have invested substantially all of their assets. The master/feeder structure is designed to permit the pooling of assets of shareholders that have similar investment objectives, in an effort to achieve economies of scale and efficiencies in portfolio management, while preserving the separate identities of the shareholders. The Partnership shall have perpetual existence under the terms of the Limited Partnership Agreement dated June 30, 2003. The Partnership commenced operations on October 1, 2003.

The Partnership's investment objective is to seek to achieve an attractive risk-adjusted return with moderate volatility and moderate directional market exposure over a full market cycle. The Partnership intends to pursue its investment objective by investing its assets in various private investment funds ("Investment Funds").

The Partnership's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Partnership on behalf of its members. At least a majority of the Board is and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Partnership.

The General Partner of the Partnership is SEI Funds, Inc., a Delaware corporation, which has no investment in the Partnership at September 30, 2005. SEI Investments Management Corporation (the "Adviser"), a Delaware corporation and registered investment adviser, serves as the investment adviser to the Partnership.

Generally, except as provided under applicable law or under the Agreement, a Limited Partner shall not be liable for the Partnership's debts, obligations and liabilities in any amount in excess of the capital account balance of such Limited Partner, plus such Limited Partner's share of undistributed profits and assets. Subject to applicable law, a Limited Partner may be obligated to return to the Partnership certain amounts distributed to the Limited Partner.

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2005

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Partnership:

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

PORTFOLIO VALUATION

The net asset value of the Partnership is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. Investments in Investment Funds are presented in the accompanying financial statements at fair value. Fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies, as described in each of their financial statements and offering memoranda, and reported at the time of the Partnership's valuation. Such valuations are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. In the unlikely event that an Investment Fund does not report a month-end value to the Partnership on a timely basis, the Partnership would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time. Investments in mutual funds are valued at the closing net asset value per share on the date of valuation.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Partnership could realize and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2005

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of the Partnerships assets and liabilities, which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, "Disclosures About Fair Value of Financial Instruments", approximates the carrying amounts presented on the Statement of Assets, Liabilities and Members' Capital. Management of the Partnership deems these estimates reasonable.


INCOME RECOGNITION AND SECURITY TRANSACTIONS

Securities transactions, including related revenue and expenses, are recorded on a trade-date basis. Interest income and expenses are recorded on an accrual basis. Realized gains and losses from investment transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

Distributions from Investment Funds will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

PARTNERSHIP EXPENSES

The Partnership bears all expenses incurred in its business. The expenses of the Partnership include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Partnership's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Partnership's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2005

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

TAXATION

The Partnership intends to be treated as a partnership for Federal, state, and local income tax purposes. Each member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal, state, or local income taxes is reflected in the accompanying financial statements.

On September 30, 2005 the Fund's receivable from the SEI Opportunity Offshore Fund, Ltd. is $ 67,011 for the payment of a withholding tax liability on its behalf.

DISTRIBUTION POLICY

The Partnership has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

CASH AND CASH EQUIVALENTS

The Partnership treats all highly liquid financial instruments that mature within three months of acquisition as cash equivalents. Cash equivalents are valued at cost plus accrued interest, which approximates fair value. At September 30, 2005, $3,389,622 in cash equivalents was held in the money market fund, Federated Prime Value Obligation Fund.

CAPITAL ACCOUNTS

Net profits or net losses of the Partnership for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Partnership. Net profits or net losses will be measured as the net change in the value of the net assets of the Partnership during a fiscal period, before giving effect to any repurchases of interest in the Partnership, and excluding the amount of any items to be allocated to the capital accounts of the members of the Partnership, other than in accordance with the members' respective investment percentages.

INVESTMENTS IN INVESTMENT FUNDS

The investments in Investment Funds are subject to the terms of the respective limited partnership agreements. Income is net of the Partnership's proportionate share of fees and

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2005

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

expenses incurred or charged by the Investment Funds, including all the related management and performance fees, if any.

As of September 30, 2005, the Partnership invested solely in Investment Funds, none of which are affiliates of the Partnership or Adviser. The management agreements for these Investment Funds provide for compensation to managers in the form of management fees ranging from 0.25% to 2% per year of total net assets of the Investment Fund. The management agreements also provide for performance incentive fees or allocations to the managers of up to up to 20% of the Investment Funds' net profits.

INVESTMENTS PAID FOR IN ADVANCE

Investments paid for in advance represents funds which have been sent to Investment Funds prior to year end. Such investments represent add-on investments, which have not been formally accepted by the underlying Investment Funds as of year end. Such contributions are included as Investments paid for in advance on the Statement of Assets, Liabilities and Members' Capital. These investments were all subsequently accepted as follows:

Bridge Water Pure Alpha Trading Company Ltd.                  $15,000,000
Strategic Value Credit Opportunities Fund                       4,000,000
                                                              ------------
                                                              $19,000,000
                                                              ============


3.   ADVISORY FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Partnership pays the Adviser a fixed advisory fee (the "Advisory Fee"), payable quarterly in arrears on the last business day of each quarter, equal to 1.00% (on an annualized basis) of the Partnership's net asset value at the end of such quarter before giving effect to any repurchases of Partnership interests. The Advisory Fee reduces the net asset value of the Partnership as of the end of the period in which it is payable and after the calculation of the Advisory Fee. The Adviser charges a pro rata portion of the Advisory Fee in respect of contributions to the Partnership or repurchases by the Partnership that take place during a given calendar quarter. The Partnership incurred $1,474,587 in advisory fees during the six month period ended September 30, 2005.

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2005

3.   ADVISORY FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

Since commencement of the Partnership, the Adviser had voluntarily agreed that certain expenses of the Partnership, including adviser fees, investor servicing fees, custody fees and administrative fees, should not in aggregate exceed 1.15% per annum of the Partnership's net asset value, and the Adviser was waiving fees to the extent necessary so that such 1.15% limit was not exceeded. The following expenses of the Partnership were specifically excluded from the expense limit: extraordinary, non-recurring and certain other unusual expenses (including taxes). Effective August 4, 2004, the Adviser is no longer waiving its fee.

The Adviser has hired Pacific Alternative Asset Management Company, LLC, a California limited liability company, to serve as sub-adviser to the Partnership (the "Sub-Adviser"). The Sub-Adviser is responsible for the day-to-day investment management of the Partnership with respect to certain investment in Investment Partnerships, under the supervision of the Adviser and the Board. The Sub-Adviser is compensated directly by the Adviser, and not by the Partnership, for the services it provides as Sub-Adviser to the Partnership.

At the June 22, 2005 Board of Directors meeting, the Board authorized the Adviser to directly manage a portion of the Fund's assets. This will have no impact on the investment management fee being charged.

SEI Investments Global Funds Services serves as the Partnership's administrator (the "Administrator"). Under an agreement with the Administrator, the
Partnership pays the Administrator a fee equal to 0.09% (on an annualized basis), of the Partnership's net asset value which accrued and paid monthly based on month-end net assets, and reimburses the Administrator for certain out-of-pocket expenses. The Administrator performs administrative services necessary for the operation of the Partnership, including maintaining certain books and records of the Partnership and preparing reports and other documents required by Federal, state and other applicable laws and regulations, and provides the Partnership with administrative office facilities. The Partnership incurred $132,830 in administration fees during the six month period ended September 30, 2005.

SEI Private Trust Company acts as custodian (the "Custodian") for the Partnership's assets pursuant to a Custodian Services Agreement between the Partnership and the Custodian. The Partnership pays the Custodian a monthly fee computed at an annualized rate of 0.01% of the Partnership's net asset value. The Partnership incurred $14,759 in custodian fees during the six month period ended September 30, 2005.

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2005

3.   ADVISORY FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

SEI Investments Distribution Co. (the "Distributor") serves as the Partnership's distributor pursuant to a Distribution Agreement with the Partnership. The
Distributor has not been compensated by the Partnership for its services rendered under the Distribution Agreement during the six month period ended September 30, 2005.

4.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Partnership invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Partnership's risk of loss in these Investment Funds is limited to the value of these investments reported by the Partnership.

5.   CONCENTRATION OF RISK

The Partnership invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return.

As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value. Various risks are also associated with an investment in the Partnership, including risks relating to compensation arrangements and the limited liquidity of interests.

6.   INVESTMENT TRANSACTIONS

For the six month period ended September 30, 2005, purchases and sales of investments (excluding short-term securities) were $186,652,000 and $25,857,270, respectively.

7.   CAPITAL

Generally, contributions to the Partnership are made as of the first business day of any quarter and withdrawals from the Partnership are as of the end of any calendar quarter. Additionally, a partner withdrawing must notify the Advisor, by the last business day of the first month of such quarter, with a written notice of intent to withdraw.

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2005

7.   CAPITAL (CONTINUED)

Capital contributions received in advance are comprised of cash received prior to September 30, 2005, for which member interests of the Partnership were issued on October 1, 2005. Capital contributions received in advance do not participate in the earnings of the Partnership until the related member interests are issued.

8.   FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                     For the period
                                                     For the six                                     October 1, 2003
                                                  month period ended           For the              (commencement of
                                                  September 30, 2005          year ended           operations) through
                                                       (Unaudited)           March 31, 2005          March 31, 2004
                                                -----------------------   -----------------------------------------------
TOTAL RETURN (1)
Total return                                               3.12%                 4.94%                     4.99%
                                                =======================   ===================    ========================
   Net assets, end of period (000's)             $      347,090            $  167,642             $      27,214
                                                =======================   ===================    ========================
RATIOS TO AVERAGE NET ASSETS
Net investment income ratio:
   Net investment loss, before waivers                    (1.05)% (3)          (1.31)%                    (2.58)% (3)
                                                =======================   ===================    ========================
   Net investment loss, net of waivers                    (1.05)% (3)          (1.27)%                    (0.59)% (3)
                                                =======================   ===================    ========================

Expense ratio:
   Operating expenses, before waivers (2)                  1.17% (3)            1.40%                     3.26% (3)
                                                =======================   ===================    ========================
   Operating expenses, net of waivers (2)                  1.17% (3)            1.36%                     1.27% (3)
                                                =======================   ===================    ========================
Portfolio turnover rate                                    9.77% (4)            8.08%                     5.69% (4)
                                                =======================   ===================    ========================

(1) Total return is for the period indicated and has not been annualized. Total return is calculated for all the limited interest members taken as a whole. An individual limited interest member's return may vary from these returns based on the timing of capital transactions.

                        SEI Opportunity Master Fund, L.P.

              Notes to Financial Statements (continued) (Unaudited)

                               September 30, 2005



8.   FINANCIAL HIGHLIGHTS (CONTINUED)

(2) Does not include expenses of the Investment Funds in which the Partnership invests. The expense ratio (expense and incentive fee ratio) is calculated for the limited interest members taken as a whole. The computation of such ratios based on the amount of expenses assessed to an individual limited interest member's capital may vary from these ratios based on the timing of capital transactions.

(3)  Annualized, excluding organizational fees.

(4)  Not annualized.

9.   INDEMNIFICATION RISK

In the normal course of business, the Partnership enters into contracts that provide general indemnifications. The Partnership's maximum exposure under these agreements is dependent on future claims that may be made against the Partnership and, therefore, cannot be established; however, management believes the risk of loss from such claims is considered remote.

10.  TENDER OFFER

On March 28 2005, the Partnership offered to purchase for cash an amount of Interests or portions of Interests up to $35,000,000 at a price equal to the net asset value of the at June 30, 2005. The Partnership received tender request totaling $506,937. Initial payment of 90% of the tender request was made on August 4, 2005. The remaining proceeds will be paid upon completion of the fiscal year end audit.

11.  SUBSEQUENT EVENT

As of November 1, 2005, the Partnership received capital contributions from members in the amount of $18,270,000.

                        SEI Opportunity Master Fund, L.P.

     Approval of the Agreements with the Adviser and Sub-Adviser (Unaudited)

                               September 30, 2005

The SEI Opportunity Fund, L.P. and SEI Opportunity Master Fund, L.P. (collectively, the "Funds") and SEI Investments Management Corporation ("SIMC" or the "Adviser") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC is responsible for the day-to-day investment management of a portion of the Fund's and the Master Fund's assets with respect to investments in private funds ("Hedge Funds"). In addition, SIMC oversees the investment sub-advisory services provided to the Fund and the Master Fund by the Pacific Alternative Asset Management Company, LLC (the "Sub-Adviser"). Pursuant to a separate sub-advisory agreement (the "Sub-Advisory Agreement" and, together with the Advisory
Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Funds' Board of Directors (the "Board"), the Sub-Adviser is responsible for the day-to-day investment management of a portion of the Fund's and the Master Fund's assets with respect to Hedge Fund investments. The Sub-Adviser is also responsible for managing its employees who provide services to the Funds.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, a Fund's Investment Advisory Agreement must be specifically approved by: (i) the vote of the Board or by a vote of the shareholders of the Fund; and (ii) the vote of a majority of the directors who are not parties to the Investment Advisory Agreements or "interested persons" (as defined under the 1940 Act) of any party to the Investment Advisory Agreements (the "Independent Directors"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Board must request and evaluate, and SIMC and the Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a fund's fees, fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with the responsibilities referenced above, the Board called and held a meeting on September 19, 2005 to consider whether to renew the Investment Advisory Agreements. In preparation for the meeting, the Board provided SIMC and the Sub-Adviser with a written request for information and received and reviewed extensive written materials in response to that request, including information as to the performance of the Funds versus benchmarks, the levels of fees for various categories of services provided by SIMC and its affiliates and the Sub-Adviser and the overall expense ratio of the Funds, comparisons of such fees and expenses with such fees and expenses incurred

                        SEI Opportunity Master Fund, L.P.

          Approval of the Agreements with the Adviser and Sub-Adviser
                             (continued)(Unaudited)

                               September 30, 2005

by other funds, the costs to SIMC and its affiliates and the Sub-Adviser of providing such services, including a profitability analysis, SIMC's and the Sub-Adviser's compliance program, and various other matters. The information provided in connection with the Board meeting was in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds' operations and the Funds' performance. In addition, the Independent Directors participated in question and answer sessions with representatives of SIMC.

As noted above, the Board requested and received written materials from SIMC and the Sub-Adviser. Specifically, this requested information and written response included: (a) the quality of SIMC's and Sub-Adviser's investment management and other services; (b) SIMC's and Sub-Adviser's investment management personnel;
(c) SIMC's and Sub-Adviser's operations and financial condition; (d) SIMC's and Sub-Adviser's investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Adviser charge the Funds compared with the advisory fees charged to comparable funds; (f) each Fund's overall fees and operating expenses compared with similar funds; (g) the level of SIMC's and the Sub-Adviser's profitability from its Fund-related operations; (h) SIMC's and Sub-Adviser's compliance systems; (i) SIMC's and Sub-Adviser's policies on and compliance procedures for personal securities transactions; (j) SIMC's and Sub-Adviser's reputation, expertise and resources in domestic and/or international financial markets; and (k) the Master Fund's performance compared with benchmark indices.

At the conclusion of the Board's deliberations, the Board and the Independent Directors unanimously approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Adviser to act in their respective capacities for the Funds. The approval was based on the Independent Directors and the Board's consideration and evaluation of a variety of specific factors discussed at the Board meetings, including:

  o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and its affiliates and the Sub-Adviser dedicated to the Funds;

  o the Master Fund's investment performance and how it compared to that of appropriate benchmarks;

  o each Fund's expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable funds;

                        SEI Opportunity Master Fund, L.P.

           Approval of the Agreements with the Adviser and Sub-Adviser
                            (continued) (Unaudited)

                               September 30, 2005

  o the profitability of SIMC and its affiliates and the Sub-Adviser with respect to each Fund, including both direct and indirect benefits accruing to SIMC and its affiliates and the Sub-Adviser; and

  o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Adviser to the Funds and the resources of SIMC and its affiliates and the Sub-Adviser dedicated to the Funds. In this regard, the Independent Directors evaluated, among other things, SIMC's and the Sub-Adviser's personnel, experience, and track record. The Independent Directors also considered SIMC's and the Sub-Adviser's compliance policies and procedures, as well as administrative services (where applicable). Following this evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Adviser to the Funds and the resources of SIMC and its affiliates and the Sub-Adviser dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board considered the Master Fund's performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Directors considered the Master Fund's performance relative to appropriate indices/benchmarks, in light of total return, yield and market trends. In evaluating performance, the Independent Directors considered both market risk and shareholder risk expectations for the Funds. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Master Fund supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to fees payable under the Investment Advisory Agreements, as well as each Fund's overall operating expenses, the Independent Directors considered the rate of compensation under each of the Investment Advisory Agreements and each Fund's net operating expense ratio in comparison to those of other comparable funds. Finally, the Independent Directors considered the effects of SIMC's voluntary agreement to waive its management fees and, if required, bear certain other expenses of the Funds in order to prevent total Fund operating expenses from exceeding a specified level. In addition, the Independent Directors also considered that SIMC and the Sub-Adviser have maintained the Funds' net operating expenses at competitive levels

                        SEI Opportunity Master Fund, L.P.

           Approval of the Agreements with the Adviser and Sub-Adviser
                            (continued) (Unaudited)

                               September 30, 2005

within their respective distribution channels. Following evaluation by the Independent Directors, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

PROFITABILITY. With regard to profitability, the Independent Directors considered all forms and levels of compensation received by SIMC and its affiliates and the Sub-Adviser, as a result of their role as an investment adviser for the Funds, irrespective of whether SIMC or the Sub-Adviser received such compensation directly or indirectly. The Independent Directors also considered whether the various levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and its affiliates and the Sub-Adviser. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Adviser is reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Independent Directors considered the existence of any economies of scale for the Funds and, if so, whether SIMC passed such savings to the Funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Independent Directors deliberation and their evaluation of the information described above, the Board and the Independent Directors each unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under each of the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Independent Directors and the Board considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Board, including the Independent Directors, considered all of the factors above and did not identify any one particular factor or specific piece of information that determined whether to approve or renew the Investment Advisory Agreements.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant has delegated proxy voting responsibilities to SIMC, its investment adviser, subject to the Board's general oversight. In delegating proxy voting responsibilities, the registrant has directed that proxies be voted consistent with the registrant's best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (collectively referred to as the "Proxy Voting Procedures"). The Proxy Voting Procedures address, among other things, conflicts of interest that may arise between the interests of the registrant, and the interests of SIMC and its affiliates.


                     SEI INVESTMENTS MANAGEMENT CORPORATION

                             PROXY VOTING PROCEDURES


SEI Investments Management Corporation ("SIMC") serves as investment adviser to multiple clients, including investment companies, institutions and individual investors. As investment adviser, SIMC has an obligation to vote proxies with respect to securities held in client portfolios in the best economic interests of SIMC's clients for which it has proxy voting authority. The following Procedures are intended to ensure that proxies are voted in the best interests of clients.

A.       ESTABLISHMENT OF PROXY VOTING COMMITTEE

         1. SIMC shall establish a Proxy Voting Committee (the "Committee"), comprised of representatives of SIMC's Investment Management Unit and Legal and/or Compliance personnel. Currently, the members of the Committee are as follows:

                  Michael Hogan
                  Gregory Stahl
                  John Diederich

                  Kevin McNamera
                  Bonny Lybeert
                  Sofia Rosala

         2. The membership of the Committee may be changed at any time upon approval of the existing members of the Committee or by the President of SIMC.

         3. The Committee shall meet as necessary to perform any of the activities set forth below.

         4. Any action requiring approval of the Committee shall be deemed approved upon an affirmative vote by a majority of the Committee present or represented.

         5. The Committee shall consult with counsel or other experts as it deems appropriate to carry out its responsibilities.

B.       APPROVAL OF PROXY VOTING GUIDELINES

         1. The Committee shall approve Guidelines that set forth the manner in which SIMC shall vote, or the manner in which SIMC shall determine how to vote, with respect to various matters that may come up for shareholder vote with respect to securities held in client accounts and for which SIMC has proxy voting responsibility.

         2. In the event that any employee of SIMC recommends a change to SIMC's Guidelines, the Committee shall meet to consider the proposed change and consider all relevant factors. If approved by the Committee, the change shall be accepted, and the Guidelines revised accordingly.

         3. For accounts that engage in securities lending, SIMC believes that the additional income derived by clients from such activities generally outweighs the potential economic benefit of recalling securities for the purpose of voting. Therefore, SIMC generally will not recall securities on loan for the sole purpose of voting proxies.

C.       CONFLICTS OF INTEREST

         1. SIMC has elected to retain a third party proxy voting service (the "Service") to vote proxies with respect to accounts for which SIMC serves as investment adviser (and retains proxy voting authority). The Service shall vote proxies in accordance with the Guidelines approved by the Committee. SIMC reasonably believes that the Service's implementation of the Guidelines will result in proxies being voted in the best economic interests of clients. So long as the Service votes proxies in accordance with the Guidelines, SIMC believes that there is an appropriate presumption that the manner in which SIMC voted was not influenced by, and did not result from, a conflict of interest.

         2. The Service makes available to SIMC, prior to voting on a proxy, its recommendation on how to vote with respect to such proxy in light of SIMC's Guidelines. SIMC retains the authority to overrule the Service's recommendation, and instruct the Service to vote in a manner at variance with the Service's recommendation. The exercise of such right could implicate a conflict of interest. As a result, SIMC may not overrule the Service's recommendation with respect to a proxy unless the following steps are taken:

              a. The Proxy Voting Committee shall meet to consider the proposal to overrule the Service's recommendation.

              b. The Proxy Voting Committee must determine whether SIMC has a conflict of interest with respect to the issuer that is the subject of the proxy. The Committee will use the following standards to identify issuers with which it may have a conflict of interest.

                  1. SIGNIFICANT BUSINESS RELATIONSHIPS - The Committee will determine whether SIMC or its affiliates may have a significant business relationship with the issuer, such as, for example, where SIMC (or an affiliate) manages a pension plan, administers employee benefit plans, or provide brokerage, underwriting, insurance, or banking services to the issue. For this purpose, a "significant business relationship" is one that: (1) represents 1% or $1,000,000 of SIMC's or an affiliate's revenues for the most recent fiscal year, whichever is less, or is reasonably expected to represent this amount for the current fiscal year; or (2) may not directly involve revenue to SIMC or its affiliates but is otherwise determined by the Committee to be significant to SIMC or its affiliates, such as, for example, the following:

                      o SIMC or its affiliates lease significant office space from the company or have some other real estate-related relationship with the issuer;

                      o SIMC or an affiliate otherwise has a significant relationship with the company such that it might create an incentive for SIMC to vote in favor of management.

                  2. SIGNIFICANT PERSONAL/FAMILY RELATIONSHIPS - The Committee will determine whether any employees who are involved in the proxy voting process may have a significant personal/family relationship with the issuer. For this purpose, a "significant personal/family relationship" is one that would be reasonably likely to influence how SIMC votes proxies. To identify any such relationships, the Committee shall obtain information about any significant personal/family relationship between any employee of SIMC who is involved in the proxy voting process (e.g., IMU analysts, members of the Committee, senior management, as applicable) and senior employees of issuers for which SIMC may vote proxies.

                  3. DUTIES OF THE PROXY COMMITTEE - The Committee has a duty to make reasonable investigation of information relating to conflicts of interest. For purposes of identifying conflicts, the Committee shall rely on publicly available information about SIMC and its affiliates, information about SIMC and its affiliates that is generally known by employees of SIMC,(1) and other information actually known by a member of the Committee. Absent actual knowledge, the Committee is not required to investigate possible conflicts involving SIMC where the information is (i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the Committee. In connection with the consideration of any proxy voting matters under this policy, each member of the Committee has a duty to disclose to the Committee any material conflicts of interest of which the member has actual knowledge but which have not been identified by the Committee pursuant to these Procedures, and, if appropriate, recuse himself/herself from the matter at issue.

              c. If SIMC determines that it has a conflict of interest, the Committee shall determine whether the conflict is "material" to any specific proposal included within the proxy. If not, then SIMC can vote the proxy as determined by the Committee. The Committee shall determine whether a proposal is material as follows:

                  1. ROUTINE PROXY PROPOSALS - Proxy proposals that are "routine"shall be presumed not to involve a material conflict of interest for SIMC, unless the Committee has actual knowledge that a routine proposal should be treated as material. For this purpose, "routine" proposals would typically include matters such as the selection of an

----------------------------------
1 The procedures provide that the Committee should be aware of information about SIMC or its affiliates that is generally known by employees of SIMC, but it does not extend this knowledge to information about SIMC's affiliates that is generally known by employees of SIMC's affiliates (unless such information also is generally known by SIMC's employees).

                      accountant, uncontested election of directors, meeting formalities, and approval of an annual report/financial statements. 2

                  2. NON-ROUTINE PROXY PROPOSALS - Proxy proposals that are "non-routine" shall be presumed to involve a material conflict of interest for SIMC, unless the Committee determines that SIMC's conflict is unrelated to the proposal in question (see 3. below). For this purpose, "non-routine" proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans, retirement plans, profit sharing or other special remuneration plans).

                  3. DETERMINING THAT A NON-ROUTINE PROPOSAL IS NOT MATERIAL - As discussed above, although non-routine proposals are presumed to involve a material conflict of interest, the Committee may determine on a case-by-case basis that particular non-routine proposals do not involve a material conflict of interest. To make this determination, the Committee must conclude that a proposal is not directly related to SIMC's conflict with the issuer or that it otherwise would not be considered important by a reasonable investor. The Committee shall record in writing the basis for any such determination.

              d. For any proposal where the Committee determines that SIMC has a material conflict of interest, SIMC may vote a proxy regarding that proposal in any of the following manners:

                  1. OBTAIN CLIENT CONSENT OR DIRECTION - If the Committee approves the proposal to overrule the recommendation of the Service, SIMC shall fully disclose to each client holding the security at issue the nature of the conflict, and obtain the client's consent to how SIMC will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).

                  2. USE RECOMMENDATION OF THE SERVICE - Vote in accordance with the Service's recommendation.

              e. For any proposal where the Committee determines that SIMC does not have a material conflict of interest, the Committee may overrule the Service's recommendation if the Committee reasonably determines that doing so is in the best interests of SIMC's clients. If the Committee decides to overrule the Service's recommendation, the Committee shall maintain a written record setting forth the basis of the Committee's decision.

----------------------------------
2 For guidance on defining "routine" and "non-routine" matters, SIMC shall use the standards set forth in NYSE Rule 452 and Special Instruction 12b.viii. of Form 13F.

                     SEI INVESTMENTS MANAGEMENT CORPORATION

                             PROXY VOTING GUIDELINES

A.       The Board of Directors

         1.       VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
                  Votes on director nominees are made on a case-by-case basis. For uncontested elections, SIMC will generally vote for the nominees, although the vote may be withheld for some or all of the nominees if an analysis of the factors discussed below indicates the Board or nominee has not served the economic long-term interests of the shareholders. The factors to consider include:

                  o the company's long-term financial performance;
                  o independence of the full board and key board committees (full independent audit, nominating and compensation committees);
                  o diversity of the board;
                  o nominees' attendance records (generally votes should be withheld from directors who have attended less than 75 percent of meetings without valid reason);
                  o directors serving on an excessive number of other boards;
                  o Chapter 7 bankruptcy, SEC violations, and criminal offenses;
                  o interlocking directorships;
                  o executive compensation: history of approving excessive compensation or repricing underwater stock options;
                  o no action taken by the board in response to majority votes on shareholder proposals.

         2.       VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

                  Contested elections of directors frequently occur when a board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

                  Votes in a contested election of directors are evaluated on a case-by-case basis, considering the following factors:

                  o consideration of the factors discussed above for uncontested elections;
                  o management's track record;
                  o background to the proxy contest;
                  o qualifications of director nominees (both slates);
                  o evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met;
                  o stock ownership positions; and
                  o impact on stakeholders.

         3. CHAIRMAN AND CEO IS THE SAME PERSON

                  Generally vote for shareholder proposals that would require the positions of chairman and CEO to be held by different persons. However, in certain circumstances, such as a small-cap company with a limited group of leaders, it may be appropriate for these positions to be combined for some period of time.

         4.       MAJORITY OF INDEPENDENT DIRECTORS

                  o Generally, vote for proposals seeking to require that the board be comprised of a majority of independent directors.

                  o Vote for proposals that request that all, or a majority of, the audit, compensation and/or nominating committees be independent directors.

         5.       STOCK OWNERSHIP REQUIREMENTS

                  o Vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

         6.       BOARD STRUCTURE

                  o Vote against proposals to classify the board.

                  o Vote for proposals to repeal classified boards and elect all directors annually.

         7.       TERM OF OFFICE

                  Generally vote against shareholder proposals to limit the tenure of outside directors.

         8.       CUMULATIVE VOTING

                  o Generally vote for proposals to permit cumulative voting.

                  o Vote against proposals to eliminate cumulative voting.

         9.       DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

                  o Vote against proposals to limit or eliminate entirely director and officer liability for (i) a breach of the duty of loyalty, (ii) acts or omissions not in good faith or involving intentional misconduct or knowing violations of the law, (iii) acts involving the unlawful purchases or redemptions of stock,
                  (iv) the payment of unlawful dividends, or (v) the receipt of improper personal benefits.

                  o Vote against proposals to reduce or eliminate directors' personal liability when litigation is pending against current board members.

                  o For other types of proposals seeking to eliminate or limit the personal liability of directors to the company and its shareholders for monetary damages, whether to vote for such proposal will be determined on a case-by-case basis. Generally, SIMC may vote for these proposals when the company persuasively argues that such action is necessary to attract and retain qualified directors.

         10.      INDEMNIFICATION

                  SIMC may support these proposals when the company persuasively argues that such action is necessary to attract and retain qualified directors, but will generally oppose indemnification when it is being proposed to insulate directors from actions they have already taken.

                  o Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

                  o Vote for proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful only if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only the director's legal expenses would be covered.

B.       Changes in Control

         1.       POISON PILLS

                  Shareholder rights plans, typically known as poison pills, take the form of rights or warrants issued to shareholders and are triggered when a potential acquiring stockholder reaches a certain threshold of ownership. Poison pills insulate management from the threat of a change in control and provide the target board with veto power over takeover bids.

                  o Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

                  o Review on a case-by-case basis management proposals to ratify a poison pill or shareholder proposals to redeem a company's poison pill, taking into consideration the impact of acquisition attempts that may be detrimental to the long-term economic best interests of shareholders.

         2.       GREENMAIL

                  Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. The hostile party usually receives a substantial premium over the market value of shares.

                  o Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

                  o Review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

         3.       SHAREHOLDER ABILITY TO REMOVE DIRECTORS

                  o Vote against proposals that provide that directors may be removed only for cause.

                  o Vote for proposals to restore shareholder ability to remove directors with or without cause.

                  o Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

                  o Vote for proposals that permit shareholders to elect directors to fill board vacancies.

         4.       SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

                  o Vote for proposals that seek to fix the size of the board.

                  o Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

                  o Vote for management proposals to change the number of directors provided a satisfactory explanation for the change is given.

C.       MERGERS AND CORPORATE RESTRUCTURINGS

         1.       MERGERS AND ACQUISITIONS

                  Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:

                  o anticipated financial and operating benefits;
                  o offer price (cost vs. premium);
                  o prospects of the combined companies;
                  o how the deal was negotiated;
                  o changes in corporate governance and their impact on shareholder rights;
                  o impact on community stakeholders and workforce.

         2.       FAIR PRICE PROVISIONS

                  Fair price provisions were designed to defend against a two-tiered, front-end loaded tender offer. In such a hostile takeover, the bidder offers cash for enough shares to gain control of the target. At the same time, the acquirer states that once control has been obtained, the target's remaining shares will be purchased with cash, cash and securities or only securities. Since the payment offered for the remaining stock is, by design less valuable than the original offer for the controlling shares, shareholders are forced to sell out early to maximize their value. Standard fair price provisions require that, absent board or shareholder approval of the acquisition, the bidder must pay the remaining shareholders the same price for their shares that brought control.

                  o Vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

                  o Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

         3.       CORPORATE RESTRUCTURING

                  Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.

         4.       APPRAISAL RIGHTS

                  Vote for proposals to restore, or provide shareholders with, rights of appraisal.

         5.       SPIN-OFFS

                  Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

         6.       ASSET SALES

                  Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

         7.       LIQUIDATIONS

                  Votes on liquidations are made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

         8.       CHANGING CORPORATE NAME

                  Vote for changing the corporate name if proposed or supported by management.

D.       SHAREHOLDER RIGHTS

         1.       CONFIDENTIAL VOTING

                  o Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election, as long as the proposal provides that in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy, and that if the dissidents do not agree, the confidential voting policy is waived.

                  o Vote for management proposals to adopt confidential voting.

         2.       SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

                  o Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

                  o Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

         3.       SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

                  o Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

                  o Vote for proposals to allow or make easier shareholder action by written consent.

         4.       EQUAL ACCESS

                  Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

         5.       UNEQUAL VOTING RIGHTS

                  o Vote against dual class exchange offers.

                  o Vote against dual class recapitalizations.

         6. SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

                  o Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

                  o Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

         7.       SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

                  o Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

                  o Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

         8.       REIMBURSE PROXY SOLICITATION EXPENSES

                  Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.

E.       CAPITAL STRUCTURE

         1.       COMMON STOCK AUTHORIZATION

                  o Review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

                  o Generally vote for management proposals requesting shareholder approval to increase authorized common stock when management provides persuasive justification for the increase. Evaluate the amount of additional stock requested in comparison to the requests of the company's peers as well as the company's articulated reason for the increase.

                  o Vote for increases in authorized common stock to fund stock splits that are in shareholders' interests.

                  o Evaluate on a case-by-case basis proposals where the company intends to use the additional stock to implement a poison pill or other takeover defense.

                  o Vote against proposed common stock authorizations that increase the existing authorization by more than 50 percent unless a clear need for the excess shares is presented by the company.

         2.       REVERSE STOCK SPLITS

                  Generally vote for a reverse stock split if management provides a reasonable justification for the split.

         3.       BLANK CHECK PREFERRED AUTHORIZATION

                  The terms of "blank check" preferred stock give the board of directors the power to issue shares of preferred stock at their discretion--with voting rights, conversion, distribution and other rights to be determined by the board at time of issue. Blank check preferred stock can be used for sound corporate purposes, but could be used to thwart hostile takeovers without shareholder approval.

                  o Generally vote against proposals that would authorize the creation of blank check preferred stock.

                  o Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

                  o Review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding, vote against the requested increase.

                  o Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

         4.       ADJUST PAR VALUE OF COMMON STOCK

                  o Vote for management proposals to reduce the par value of common stock.

         5.       PREEMPTIVE RIGHTS

                  o Review on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

         6.       DEBT RESTRUCTURING

                  Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. Generally approve proposals that facilitate debt restructuring unless there are clear signs of self-dealing or other abuses. Factors to consider include:

                  o dilution - how much will ownership interests of existing shareholders be reduced, and how extreme will dilution to any future earnings be?
                  o change in control - will the transaction result in a change in control of the company?
                  o bankruptcy - is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

F.       EXECUTIVE AND DIRECTOR COMPENSATION

         1.       STOCK OPTION PLANS

                  Vote on a case-by-case basis on stock option plans. When evaluating stock option plans, review the following factors:

                  o stock option and other forms of compensation should be performance-based with an eye toward improving shareholder value.
                  o support option plans that provide challenging performance objectives and serve to motivate executives to excellent performance, and oppose plans that offer unreasonable benefits to executives that are not available to any other shareholders.
                  o whether the proposed plan is being offered at fair market value, or at a discount; excessively dilutes the earnings per share of the outstanding shares; and gives management the ability to replace or reprice "underwater" options, which is not available to any other shareholders.
                  o whether the option plan is generally available to other managers and employees in the company.
                  o any other features of the plan that may not be in shareholders' best interest.
                  o generally, vote for proposals that seek to provide for indexed and/or premium priced options.

         2.       OBRA-RELATED COMPENSATION PROPOSALS

                  The Omnibus Budget Reconciliation Act of 1993 ("OBRA") imposed certain restrictions in order for a compensation plan to receive favorable tax treatment.

                  o Vote for proposals that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

                  o Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

                  o Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

                  o Generally, vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of
                  Section 162(m) of OBRA. Vote against plans that are deemed to be excessive because they are not justified by performance measures.

         3.       SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

                  o Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

                  o Generally, vote for shareholder proposals that seek to eliminate outside directors' retirement benefits.

                  o Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to customer, employee, or stakeholder satisfaction.

         4.       GOLDEN AND TIN PARACHUTES

                  Golden and tin parachutes are designed to protect the employees of a corporation in the event of a change in control. With golden parachutes, senior level management employees receive a pay out during a change in control at usually two to three times base salary. Increasingly, companies that have golden parachute agreements for executives are extending coverage for all their employees via tin parachutes.

                  o Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

                  o Generally vote against all proposals to ratify golden parachutes; vote on tin parachutes on a case by case basis.

         5.       EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

                  Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is excessive.

G.       SOCIAL AND ENVIRONMENTAL ISSUES

         1.       SOCIAL, WORKFORCE AND ENVIRONMENTAL ISSUES GENERALLY

                  Generally, vote for shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value. In determining how to vote on shareholder social, workforce, and environmental proposals, analyze the following factors:

                  o whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;
                  o the percentage of sales, assets and earnings affected;
                  o the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;
                  o whether the issues presented should be dealt with through government or company-specific action;
                  o whether the company has already responded in some appropriate manner to the request embodied in a proposal;
                  o whether the company's analysis and voting recommendation to shareholders is persuasive;
                  o what other companies have done in response to the issue;
                  o whether the proposal itself is well framed and reasonable;
                  o whether implementation of the proposal would achieve the objectives sought in the proposal; and
                  o whether the subject of the proposal is best left to the discretion of the board.

                  Generally, support proposals that request the company to furnish information helpful to shareholders in evaluating the company's operations.

         2.       SPECIAL POLICY REVIEW AND SHAREHOLDER ADVISORY COMMITTEES

                  o Vote for these proposals when they appear to offer a potentially effective method for enhancing shareholder value.

         3. EQUAL EMPLOYMENT OPPORTUNITY AND OTHER WORK PLACE PRACTICE REPORTING ISSUES

                  o Vote for proposals calling for action on equal employment opportunity and antidiscrimination.

                  o Vote for legal and regulatory compliance and public reporting related to non-discrimination, affirmative action, workplace health and safety, environmental issues, and labor policies and practices that effect long-term corporate performance.

                  o Vote for nondiscrimination in salary, wages and all benefits.

         4.       NON-DISCRIMINATION IN RETIREMENT BENEFITS

                  o Support non-discrimination in retirement benefits.

         5.       "CERES PRINCIPLES"  AND "MACBRIDE PRINCIPLES"

                  The CERES Principles, formulated by the Coalition of Environmentally Responsible Economies, require signing companies to address environmental issues. Many companies have voluntarily adopted these principles.

                  o Vote on proposals to adopt the CERES Principles or MacBride Principles on a case-by-case basis based upon an analysis of the factors discussed above for social, workforce and environmental issues generally.

         7.       CONTRACT SUPPLIER STANDARDS

                  o vote on proposals regarding the adoption of "Codes of Conduct" or other standards for the company's suppliers and licensees on a case-by-case basis based upon an analysis of the factors discussed above for social, workforce and environmental issues generally.

         8.       CORPORATE CONDUCT, HUMAN RIGHTS, AND LABOR CODES

                  o Generally support proposals that call for the adoption and/or enforcement of principles or codes relating to countries in which there are systematic violations of human rights, such as: the use of slave, child, or prison labor; a government that is illegitimate; or there is a call by human rights advocates, pro-democracy organizations, or legitimately-elected representatives for economic sanctions.

                  o Support Principles or Codes of Conduct relating to company investment in countries with patterns of human rights abuses.

                  o Support implementation and reporting on ILO codes of conduct.

                  o support independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with Codes.

H.       OTHER MISCELLANEOUS MATTERS

         1.       RATIFYING AUDITORS

                  Vote for proposals to ratify auditors, unless: (i) an auditor is not independent; or (ii) there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

         2.       VOTING ON STATE TAKEOVER STATUTES

                  Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

                  Generally support opting into stakeholder protection statutes if they provide comprehensive protections for employees and community stakeholders. Generally vote against opting into takeover statutes that only serve to protect incumbent management from accountability to shareholders and which negatively influence shareholder value.

         3.       APPROVING OTHER BUSINESS AT SHAREHOLDER MEETING

                  Vote against proposals to approve other business that may arise at the shareholder meeting.

         4.       ADJOURNING SHAREHOLDER MEETINGS

                  Vote against proposals authorizing the Board to adjourn a shareholder meeting, unless such proposal limits such authority to circumstances where a quorum is not present in person or by proxy at the shareholder meeting.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Opportunity Fund, L.P.


By (Signature and Title)*                    /s/ Kevin P. Robins
                                             -------------------
                                             Kevin P. Robins
                                             President

Date:  November 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Kevin P. Robins
                                             -------------------
                                             Kevin P. Robins
                                             President

Date:  November 30, 2005



By (Signature and Title)*                    /s/ Michael J. Leahy
                                             --------------------
                                             Michael J. Leahy
                                             Treasurer


Date: November 30, 2005

* Print the name and title of each signing officer under his or her signature.